UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    F.L.Putnam Investment Management Company
Address: Two City Center
         Portland, ME  04101

13F File Number: 28-6465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Report Manager:

Name:    Robertson P. Breed
Title:   Vice President
Phone:   207-775-3197
Signature, Place, and Date of Signing:

/s/ Robertson P. Breed      Portland, Maine      Date: February 14, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:

Number of Other Included Managers:    1

Form 13F Information Table Entry Total:	131

Form 13F Information Table Value Total:	156,822

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101      247     1902 SH       SOLE                                       1902
A.H. Belo Corp. Class A        COM SER A        080555105      245    12070 SH       SOLE                                      12070
ALLTEL Corp.                   COM              020039103     2110    47150 SH       SOLE                     1065             45935
AT&T Wireless Services Inc.    COM              00209a106      112    16993 SH       SOLE                                      16993
Affiliated Computer Services,  COM              008190100     1250    28240 SH       SOLE                                      28240
Allied Capital Corporation     COM              01903q108      465    23252 SH       SOLE                                      23252
Allstate Corp.                 COM              020002101     1863    56156 SH       SOLE                                      55906
Altria Group, Inc              COM              02209s103      419    13978 SH       SOLE                     7400              6578
AmSouth Bancorp.               COM              032165102      422    21247 SH       SOLE                                      21247
American International Group   COM              026874107     1170    23669 SH       SOLE                     2332             21337
American States Water Co.      COM              029899101      314    13139 SH       SOLE                                      13139
Amgen Inc.                     COM              031162100     2341    40672 SH       SOLE                                      40497
Anadarko Petroleum             COM              032511107     2369    52062 SH       SOLE                      275             51787
Annaly Mortgage Management     COM              035710409     1860   106466 SH       SOLE                     1375            105091
Apache Corp.                   COM              037411105     2891    46822 SH       SOLE                      346             46476
Applied Materials, Inc.        COM              038222105      735    58450 SH       SOLE                     8175             50275
Avon Products, Inc.            COM              054303102     1826    32000 SH       SOLE                                      31850
BP Amoco PLC ADS               SPONSORED ADR    055622104      499    12941 SH       SOLE                     2625             10316
Baker Hughes                   COM              057224107      372    12415 SH       SOLE                      150             12265
Bank of America Corp.          COM              060505104     3672    54933 SH       SOLE                      895             53913
Barr Labs                      COM              068306109     1224    21466 SH       SOLE                                      21219
BellSouth Corp.                COM              079860102      227    10483 SH       SOLE                                      10483
Berkshire Hathaway Inc., Class COM              084670207      321      150 SH       SOLE                                        150
Best Buy Co.                   COM              086516101     2368    87810 SH       SOLE                      700             86810
Biotech HOLDRs Trust           DEPOSTRY RCPTS   09067d201      578     6200 SH       SOLE                      300              5900
Biovail Corporation            COM              09067j109      272     6810 SH       SOLE                      250              6560
Brandywine Realty Trust        SH BEN INT NEW   105368203      378    17175 SH       SOLE                                      17175
Bristol-Myers Squibb Co.       COM              110122108      434    20557 SH       SOLE                                      20557
Bunge Limited                  COM              g16962105      704    28000 SH       SOLE                                      27650
Cambridge Bancorp              COM              132152109     1911    60665 SH       SOLE                                      60665
Canon Inc.                     ADR              138006309     1723    49105 SH       SOLE                                      48930
Capital Bank & Trust Co.       COM              139773105      418    61954 SH       SOLE                                      61954
Cathay Bancorp, Inc.           COM              149150104      970    24850 SH       SOLE                                      24850
Cedar Fair L.P.                DEPOSTRY UNIT    150185106      207     8300 SH       SOLE                                       8300
Cendant Corp.                  COM              151313103      342    26895 SH       SOLE                                      26895
Centex Corp.                   COM              152312104     2471    45464 SH       SOLE                     1135             44154
ChevronTexaco Corp.            COM              166764100      205     3170 SH       SOLE                                       3170
Cisco Systems, Inc.            COM              17275R102     1589   122424 SH       SOLE                     7561            114863
Citigroup, Inc.                COM              172967101     1866    54165 SH       SOLE                     1860             52305
Clorox Co.                     COM              189054109      345     7465 SH       SOLE                                       7465
Coca-Cola Co.                  COM              191216100      365     9015 SH       SOLE                      400              8615
Comcast Corporation            COM              20030n101      407    14241 SH       SOLE                                      14241
Connecticut Water Service,Inc. COM              207797101      227     8548 SH       SOLE                      337              8211
ConocoPhillips                 COM              20825c104      510     9520 SH       SOLE                      300              9220
Countrywide Financial Corp.    COM              222372104     3699    64325 SH       SOLE                      740             63585
D. R. Horton Inc.              COM              23331a109      199    10385 SH       SOLE                      350             10035
Darden Restaurants             COM              237194105      772    43235 SH       SOLE                      200             43035
Dean Foods                     COM              242370104     1348    31419 SH       SOLE                                      31419
Dow Chemical Co.               COM              260543103      480    17377 SH       SOLE                                      17377
EMCOR Group, Inc.              COM              29084q100     3116    64570 SH       SOLE                      375             64020
Exelon Corp.                   COM              30161n101      291     5775 SH       SOLE                                       5775
Express Scripts                COM              302182100      874    15690 SH       SOLE                      595             15095
Exxon Mobil Corp.              COM              30231g102     5817   166442 SH       SOLE                     2824            163618
FPL Group, Inc.                COM              302571104     1136    19285 SH       SOLE                      595             18565
Fair, Isaac & Company, Inc.    COM              303250104     2412    47455 SH       SOLE                                      47255
Fidelity National Financial    COM              316326107     1918    56155 SH       SOLE                      600             55555
FleetBoston Financial Corp.    COM              339030108      333    13943 SH       SOLE                                      13943
Forest Laboratories, Inc.      COM              345838106     1866    34570 SH       SOLE                                      34570
Franklin Resources, Inc.       COM              354613101      280     8500 SH       SOLE                                       8500
Gannett Co.                    COM              364730101      393     5585 SH       SOLE                                       5585
General Electric Co.           COM              369604103     4305   168819 SH       SOLE                     6970            161849
Gillette Co.                   COM              375766102      214     6914 SH       SOLE                     1600              5314
Global Imaging Systems, Inc.   COM              37934a100      324    17500 SH       SOLE                     1000             16500
Hawaiian Electric Industries,  COM              419870100      585    14346 SH       SOLE                                      14346
Henry Schein, Inc.             COM              806407102     2206    48910 SH       SOLE                      675             48235
Hewlett-Packard Co.            COM              428236103     1130    72659 SH       SOLE                     2530             70129
Home Depot, Inc.               COM              437076102     3198   131263 SH       SOLE                     2447            128466
Hospitality Properties Trust   COM SH BEN INT   44106M102      646    21160 SH       SOLE                                      21160
Hubbell Inc. Class B           CL B             443510201      303     9666 SH       SOLE                                       9666
Int'l Business Machines Corp.  COM              459200101      773     9854 SH       SOLE                      500              9354
Intel Corp.                    COM              458140100     1227    75392 SH       SOLE                     7165             68227
Intergraph Corp.               COM              458683109      956    55150 SH       SOLE                                      55150
International Paper Co.        COM              460146103      466    13792 SH       SOLE                      200             13592
Johnson & Johnson              COM              478160104     3382    58438 SH       SOLE                     3210             55078
Kaneb Pipe Line Partners, L.P. SR PREF UNIT     484169107      334     9076 SH       SOLE                                       9076
Kimberly-Clark Corp.           COM              494368103      391     8606 SH       SOLE                                       8606
Kinder Morgan, Inc.            COM              49455p101      248     5512 SH       SOLE                                       5512
Korea Electric Power Corporati SPONSORED ADR    500631106      117    14675 SH       SOLE                                      14675
Lennar Corp.                   COM              526057104     1223    22837 SH       SOLE                                      22837
Lincare Holdings               COM              532791100     1856    60475 SH       SOLE                                      60475
MBNA Corp.                     COM              55262L100     1432    95153 SH       SOLE                     6107             89046
Medtronic,Inc.                 COM              585055106      417     9245 SH       SOLE                      700              8545
Merck & Co.,Inc.               COM              589331107     1852    33816 SH       SOLE                     2675             31141
Michaels Stores                COM              594087108      721    28835 SH       SOLE                                      28835
Microchip Technology Incorpora COM              595017104      770    38675 SH       SOLE                                      38675
Microsoft Corp.                COM              594918104     4461   184250 SH       SOLE                     4422            179828
Mohawk Industries, Inc.        COM              608190104     1722    35922 SH       SOLE                      755             35167
Municipal Mortgage & Equity, L GROWTH SHS       62624b101      530    22290 SH       SOLE                      600             21690
Newell Rubbermaid Inc.         COM              651229106      227     8000 SH       SOLE                                       8000
Noble Corp.                    COM              G65422100     1229    39115 SH       SOLE                                      39115
Nokia Corp. ADR                ADR              654902204      521    37155 SH       SOLE                     1740             35415
Ocean Energy,Inc.              COM              67481e106     1530    76510 SH       SOLE                                      76510
Oracle Corp.                   COM              68389X105      329    30300 SH       SOLE                                      30300
Outback Steakhouse Inc.        COM              689899102     3554   100455 SH       SOLE                      875             99580
PepsiCo, Inc.                  COM              713448108     1660    41493 SH       SOLE                      840             40653
Pfizer, Inc.                   COM              717081103     2660    85359 SH       SOLE                     5565             79544
Pitney Bowes, Inc.             COM              724479100      476    14900 SH       SOLE                                      14900
Plum Creek Timber Co., Inc.    COM              729251108      639    29602 SH       SOLE                                      29602
Procter & Gamble Co.           COM              742718109     2076    23318 SH       SOLE                      800             22518
RARE Hospitality International COM              753820109      889    31925 SH       SOLE                                      31925
Royal Dutch Petroleum Co. NYS  NY GEF GLD       780257804      311     7625 SH       SOLE                                       7625
Ryland Group                   COM              783764103      559    12935 SH       SOLE                                      12935
SBC Communications, Inc.       COM              78387G103      231    11517 SH       SOLE                                      11517
Stanley Furniture Co., Inc.    COM NEW          854305208      496    23125 SH       SOLE                                      23125
Staples Inc.                   COM              855030102      823    44925 SH       SOLE                     1925             43000
SunGard Data Systems, Inc.     COM              867363103     1941    91115 SH       SOLE                                      90865
Symantec Corp.                 COM              871503108     2255    57554 SH       SOLE                      575             56979
TEPPCO Partners, L.P.          UT LTD PARTNER   872384102      200     6325 SH       SOLE                                       6325
Techne Corporation             COM              878377100      605    29140 SH       SOLE                                      29140
Telefonos de Mexico SA ADR L   SPON ADR ORD L   879403780     1736    58425 SH       SOLE                                      58425
Union Pacific Corp.            COM              907818108      216     3923 SH       SOLE                                       3923
United Technologies Corp.      COM              913017109      875    15145 SH       SOLE                      520             14625
Universal Health Services Inc. CL B             913903100     1058    25940 SH       SOLE                      800             25140
Valero Energy Corp.            COM              91913Y100      348     8415 SH       SOLE                                       8415
Verizon Communications         COM              92343v104      711    20114 SH       SOLE                                      20114
Viacom Inc. Class B            CL B             925524308      867    23747 SH       SOLE                     1175             22572
Vodafone Group PLC             SPONSORED ADR    92857w100     2433   133509 SH       SOLE                                     132859
Wal-Mart Stores, Inc.          COM              931142103      976    18761 SH       SOLE                      205             18556
Washington Mutual, Inc.        COM              939322103     1133    32122 SH       SOLE                     1785             30337
Waste Connections, Inc.        COM              941053100     2175    63050 SH       SOLE                                      62850
Wyeth                          COM              983024100      359     9485 SH       SOLE                                       9485
S&P 500 Depositary Receipts    UNIT SER 1       78462F103     2068    24409 SH       SOLE                     1170             23239
S&P MidCap 400 Depositary Rece UNIT SER 1       595635103     1791    23945 SH       SOLE                      620             23325
iShares Dow Jones U.S. Real Es DJ US REAL EST   464287739      211     2757 SH       SOLE                                       2757
iShares Russell 2000 Index Fun RUSSELL 2000     464287655      542     7530 SH       SOLE                                       7530
iShares S&P SmallCap 600 Index S&P SMLCAP       464287804     1364    14905 SH       SOLE                      400             14505
iShares MSCI Japan Index Fund  MSCI JAPAN       464286848      187    28975 SH       SOLE                                      28975
iShares MSCI Pacific ex-Japan  MSCI PAC J IDX   464286665      286     5550 SH       SOLE                                       5550
iShares S&P Europe 350 Index F S&P EURO PLUS    464287861      267     6215 SH       SOLE                                       6215
Principled Equity Market Fund  SH BEN INT       742959109     7608 711064.924SH      SOLE                                 711064.924
New Ireland Fund, Inc.         COM              645673104      433    46609 SH       SOLE                                      46609